PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Liquid Cash Trust. The report covers the first half of the trust's fiscal year, which is the six-month period from April 1, 1997 through September 30, 1997. It begins with the portfolio manager's investment review of the economy and its impact on the overnight markets. Following the investment review are the trust's portfolio holdings and the financial statements.

Liquid Cash Trust offers a quality, convenient approach to overnight investing for most depository institutions. At the close of the reporting period, the portfolio was invested exclusively in repurchase agreements fully collateralized by U.S. government and/or agency obligations.*

Dividends paid to shareholders during the six-month reporting period totaled $0.03 per share. At the end of the reporting period, net assets totaled approximately $376 million.

Thank you for selecting this quality fund for your overnight investment needs. As always, we welcome your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
November 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the trust is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Liquid Cash Trust is a short-term money market fund which pursues stability of principal and current income, and is utilized by depository institutions as an overnight liquid investment alternative for overall asset management programs. The trust is rated Aaa by Moody's Investors Service* and its investments are restricted to federal funds sold ("fed funds") and repurchase agreements ("repo"). The trust's Aaa rating limits its fed funds and repo counterparties to only the highest credit rated dealer firms and banks, and requires proper diversification daily.

The trust is managed to have a very short average maturity of 1 to 7 days, and invests primarily in repo and fed funds on an overnight basis. The trust may also invest in term repo maturing in up to three months. Although the spread between repo backed by government agency-sponsored mortgage-backed securities and fed funds remains quite narrow, this repo continued to be the preferred investment relative to fed funds in most cases over the period due to its collateralized nature.

After raising the fed funds target rate by 25 basis points to 5.5% in late March, the Federal Reserve Board (the "Fed") kept monetary policy unchanged over the entire semi-annual reporting period. The economy remained robust over the reporting period, posting a rate of growth of 3.6% for the second quarter of 1997 and continued at this above-trend pace in the third. At the same time, however, inflationary pressures remained quite benign over the reporting period in spite of the impressive performance of the economy and what was generally thought to be tight labor market conditions. Short-term interest rates rose in anticipation of the tightening by the Fed in late March, and remained relatively high as market participants sought to ascertain whether another move was soon to follow. As inflationary pressures remained mild, however, fears of a near-term tightening by the Fed gradually receded, and all but vanished by late June and remained that way through the end of the reporting period. With one preemptive tightening under their belt, Fed officials now appear to be debating, both publicly and privately, whether or not the conditions at hand--strong growth yet little to no price inflation--would indicate that the non-inflationary potential of the economy is actually greater than previously thought. Growth of 2.00% to 2.50% has generally been embraced as this non-inflationary potential. As the Fed continues to analyze the situation, they are likely to stand pat in the near term.

As the Fed remained on hold during this reporting period, the trust's yield was driven more by technical conditions in the fed funds and repo markets. The trust continued to maximize performance through ongoing relative value analysis, as we evaluated the spread relationship between the fed funds and repo markets for the more attractive investment. The trust's management will continue to seek to provide the highest possible rate in an overnight investment vehicle for depository institutions consistent with high credit quality and investment convenience.

* Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

PORTFOLIO OF INVESTMENTS
LIQUID CASH TRUST
SEPTEMBER 30, 1997 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                                    VALUE
 (A)REPURCHASE AGREEMENTS--100.6%
 $ 15,000,000 Aubrey G. Lanston and Company, Inc., 6.05%, dated 9/30/1997, due 10/1/1997                 $  15,000,000
   15,000,000 Bank of Tokyo-Mitsubishi Ltd., 6.07%, dated 9/30/1997, due 10/1/1997                          15,000,000
   15,000,000 Barclays de Zoete Wedd Securities, Inc., 6.07%, dated 9/30/1997, due 10/1/1997                15,000,000
   15,000,000 Bear, Stearns and Co., 6.30%, dated 9/30/1997, due 10/1/1997                                  15,000,000
   15,000,000 CIBC Wood Gundy Securities Corp., 6.05%, dated 9/30/1997, due 10/1/1997                       15,000,000
   15,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 6.05%, dated 9/30/1997, due 10/1/1997        15,000,000
   15,000,000 First Chicago Capital Markets, Inc., 6.05%, dated 9/30/1997, due 10/1/1997                    15,000,000
   15,000,000 First Union Capital Markets, 6.05%, dated 9/30/1997, due 10/1/1997                            15,000,000
   80,000,000 Fuji Government Securities, Inc., 6.30%, dated 9/30/1997, due 10/1/1997                       80,000,000
   15,000,000 Goldman Sachs Group, LP, 6.375%, dated 9/30/1997, due 10/1/1997                               15,000,000
   15,000,000 Greenwich Capital Markets, Inc., 6.375%, dated 9/30/1997, due 10/1/1997                       15,000,000
   15,000,000 HSBC Securities, Inc., 6.375%, dated 9/30/1997, due 10/1/1997                                 15,000,000
   15,000,000 Lehman Brothers, Inc., 6.25%, dated 9/30/1997, due 10/1/1997                                  15,000,000
   15,000,000 Morgan Stanley Group, Inc., 6.375%, dated 9/30/1997, due 10/1/1997                            15,000,000
   15,000,000 PaineWebber Group, Inc., 6.25%, dated 9/30/1997, due 10/1/1997                                15,000,000
   15,000,000 Sanwa-BGK Securities Co., LP, 6.05%, dated 9/30/1997, due 10/1/1997                           15,000,000
   15,000,000 Smith Barney, Inc., 6.375%, dated 9/30/1997, due 10/1/1997                                    15,000,000
   15,000,000 Societe Generale Securities Corp., 6.10%, dated 9/30/1997, due 10/1/1997                      15,000,000
   14,000,000 Swiss Bank Capital Markets, 6.07%, dated 9/30/1997, due 10/1/1997                             14,000,000
   15,000,000 Toronto Dominion Securities (USA) Inc., 6.375%, dated 9/30/1997, due 10/1/1997                15,000,000
   15,000,000 UBS Securities, Inc., 6.05%, dated 9/30/1997, due 10/1/1997                                   15,000,000
               TOTAL REPURCHASE AGREEMENTS                                                                 379,000,000
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                                  $ 379,000,000

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($376,685,636) at September 30, 1997.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
LIQUID CASH TRUST
SEPTEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements, at amortized cost and value                         $  379,000,000
 Income receivable                                                                                 65,377
   Total assets                                                                               379,065,377
 LIABILITIES:
 Income distribution payable                                                $  1,745,360
 Payable to Bank                                                                 607,150
 Accrued expenses                                                                 27,231
   Total liabilities                                                                            2,379,741
 NET ASSETS for 376,685,636 shares outstanding                                             $  376,685,636
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $376,685,636 / 376,685,636 shares outstanding                                                      $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
LIQUID CASH TRUST
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                   $  12,081,682
 EXPENSES:
 Investment advisory fee                                                  $      864,175
 Administrative personnel and services fee                                       163,113
 Custodian fees                                                                   16,780
 Transfer and dividend disbursing agent fees and expenses                         12,596
 Directors'/Trustees' fees                                                         9,064
 Auditing fees                                                                     6,588
 Legal fees                                                                        4,026
 Portfolio accounting fees                                                        46,623
 Share registration costs                                                         10,596
 Printing and postage                                                              5,575
 Insurance premiums                                                                3,293
 Taxes                                                                               733
 Miscellaneous                                                                     5,879
   Total expenses                                                              1,149,041
     Waiver of investment advisory fee                                          (814,647)
       Net expenses                                                                               334,394
         Net investment income                                                              $  11,747,288

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
LIQUID CASH TRUST

                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                            SEPTEMBER 30, YEAR ENDED
                                                                            1997         MARCH 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $   11,747,288     $    25,871,252
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                (11,747,288)        (25,871,252)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          2,101,694,761       5,971,788,908
 Net asset value of shares issued to shareholders in payment of            7,419,079          17,450,892
 distributions declared
 Cost of shares redeemed                                              (2,221,791,552)     (6,095,347,685)
   Change in net assets resulting from share transactions               (112,677,712)       (106,107,885)
      Change in net assets                                              (112,677,712)       (106,107,885)
 NET ASSETS:
 Beginning of period                                                     489,363,348         595,471,233
 End of period                                                        $  376,685,636     $   489,363,348

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)
                                              SEPTEMBER 30,            YEAR ENDED MARCH 31,
                                                  1997       1997     1996       1995       1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00     $ 1.00   $ 1.00     $ 1.00     $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.03       0.05     0.06       0.05       0.03      0.03
 LESS DISTRIBUTIONS
  Distributions from net investment income       (0.03)      (0.05)   (0.06)     (0.05)     (0.03)    (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00     $ 1.00   $ 1.00     $ 1.00     $ 1.00    $ 1.00
 TOTAL RETURN(A)                                  2.75%       5.35%    5.84%      4.88%      3.09%     3.35%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.15%*       0.15%    0.16%      0.16%      0.16%     0.15%
  Net investment income                          5.44%*       5.27%    5.72%      4.64%      3.05%     3.33%
  Expense waiver/reimbursement (b)               0.38%*       0.39%    0.38%      0.39%      0.39%     0.35%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)    $376,686     $489,363 $595,471   $313,679   $464,941  $611,124

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
LIQUID CASH TRUST
SEPTEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Liquid Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1997, capital paid-in aggregated $376,685,636.

Transactions in shares were as follows:

                                   SIX MONTHS
                                                                             ENDED
                                                                         SEPTEMBER 30,      YEAR ENDED
                                                                             1997        MARCH 31,1997
 Shares sold                                                           2,101,694,761      5,971,788,908
 Shares issued to shareholders in payment of distributions declared        7,419,079         17,450,892
 Shares redeemed                                                      (2,221,791,552)    (6,095,347,685)
  Net change resulting from share transactions                          (112,677,712)      (106,107,885)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended September 30, 1997, the Trust did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES
                              John F. Donahue
                              Thomas G. Bigley
                            John T. Conroy, Jr.
                            William J. Copeland
                               James E. Dowd
                          Lawrence D. Ellis, M.D.
                          Edward L. Flaherty, Jr.
                              Peter E. Madden
                              Gregor F. Meyer
                            John E. Murray, Jr.
                              Wesley W. Posvar
                             Marjorie P. Smuts

                                  OFFICERS
                              John F. Donahue
                                  Chairman
                              Glen R. Johnson
                                 President
                           J. Christopher Donahue
                          Executive Vice President
                             Edward C. Gonzales
                          Executive Vice President
                             John W. McGonigle
             Executive Vice President, Treasurer, and Secretary
                             Richard B. Fisher
                               Vice President
                              J. Crilley Kelly
                            Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information. [Graphic]

LIQUID CASH TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 536319106
8110112 (11/97)

[Graphic]